Purchases and other expenses - Provisions for litigation - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Purchases and other expenses [abstract]
Provision for litigation - opening balance	€ 779	€ 537	€ 528
Additions with impact on income statement	35	354	24
Reversals with impact on income statement	(25)	(34)	(7)
Discounting with impact on income statement	3	2	4
Utilizations without impact on income statement	(221)	(37)	(13)
Changes in consolidation scope	1		(6)
Translation adjustment	3	7	(5)
Reclassifications and other items	(3)	(50)	12
Reclassification to assets held for sale	0	0	0
Provision for litigation - closing balance	€ 572	€ 779	€ 537